Consolidated Statement Of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Statement of Income and Comprehensive Income [Abstract]
Consolidated net loss of DCT Industrial Trust Inc.	$ (28,843)	$ (43,053)	$ (21,709)
Net unrealized gain on cash flow hedging derivatives	(16,637)	(7,491)	15,980
Realized gains (losses) related to hedging activities	129	2,040	(2,894)
Amortization of cash flow hedging derivatives	970	889	1,072
Other Comprehensive income (loss)	(15,538)	(4,562)	14,158
Comprehensive loss	(44,381)	(47,615)	(7,551)
Comprehensive loss attributable to noncontrolling interests	5,084	5,508	417
Comprehensiveloss attributable to common stockholders	$ (39,297)	$ (42,107)	$ (7,134)